Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative [Line Items]
Unrealized loss on qualifying cash flow hedging instruments	$ (11,082)	$ (30,743)	$ (68,634)	$ (52,252)
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(1,055)		(10,226)
Effective Portion Reclassified from AOCI	$ (482)		$ (634)
Unrealized loss on qualifying cash flow hedging instruments		(4,570)		(7,402)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ 157		$ (408)